Background and Basis of Presentation (Policies) - Revelyst Business	3 Months Ended
Jun. 30, 2024
Entity Information [Line Items]
Basis of Combination
Basis of Combination. These combined financial statements reflect the historical financial position, results of operations and cash flows for the periods presented as we are managed within Vista Outdoor. The combined financial statements have been prepared on a “carve-out” basis and are derived from the consolidated financial statements and accounting records of Vista Outdoor. The combined financial statements have been prepared in U.S. dollars and in conformity with accounting principles generally accepted in the United States of America. The combined financial statements may not be indicative of our future performance and do not necessarily reflect what the results of operations, financial position and cash flows would have been had we operated as an independent company during the periods presented.
The combined financial statements include expense allocations for certain functions provided by Vista Outdoor, including, but not limited to, general corporate expenses related to management, finance, legal, information technology, human resources, communications, supply chain and insurance. These expenses have been allocated to us on the basis of direct usage when identifiable, with the remainder principally allocated on the basis of percent of revenue, headcount or other measures. During the years ended March 31, 2024, 2023, and 2022, we were allocated $72,323, $44,880 and $59,724, respectively, of such general corporate expenses, which were included within selling, general and administrative expenses in the combined statements of comprehensive income (loss). Management considers the basis on which the expenses have been allocated to reasonably reflect the utilization of services provided to or the benefit received by us during the periods presented. The allocations may not, however, reflect the expenses we would have incurred if we had been an independent company for the periods presented. Actual costs that may have been incurred if we had been an independent company would depend on several factors, including the organizational structure, whether functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure. We are unable to determine what such costs would have been had we been independent. Following the Separation, we may perform these functions using its own resources or purchased services.
All intercompany transactions have been eliminated in the Vista Outdoor consolidation process. Related party transactions between us and Vista Outdoor have been included in these combined financial statements. The aggregate net effect of related party transactions not historically settled in cash between us and Vista Outdoor has been reflected in the combined balance sheets as “Parent company investment” and in the combined statements of cash flows as “Net transfers (to) from Parent” within financing activities.
Vista Outdoor utilizes a centralized approach to cash management and financing its operations. This arrangement is not reflective of the manner in which we would have been able to finance its operations had it been independent from Vista Outdoor. The cash and cash equivalents held by Vista Outdoor at the corporate level are not specifically identifiable to us and therefore have not been reflected in our combined balance sheets. Cash transfers between Vista Outdoor and us are recorded through the Parent company investment account. Cash and cash equivalents in the combined balance sheets represents cash and temporary investments held locally by us.
The combined financial statements include certain assets and liabilities that have historically been held at the Vista Outdoor corporate level but are specifically identifiable or otherwise attributable to us. Vista Outdoor’s third-party debt and the related interest expense have not been allocated to us for any of the periods presented, as we are not the primary obligor of such debt.
Basis of Combination. These unaudited condensed combined financial statements reflect the historical financial position, results of operations and cash flows for the periods presented as we are managed within Vista Outdoor. The condensed combined financial statements have been prepared on a “carve-out” basis and are derived from the consolidated financial statements and accounting records of Vista Outdoor. The condensed combined financial statements have been prepared in U.S. dollars and in conformity with accounting principles generally accepted in the United States of America. The condensed combined financial statements may not be indicative of our future performance and do not necessarily reflect what the results of operations, financial position and cash flows would have been had we operated as an independent company during the periods presented.
The condensed combined financial statements include expense allocations for certain functions provided by Vista Outdoor, including, but not limited to, general corporate expenses related to management, finance, legal, information technology, human resources, communications, supply chain and insurance. These expenses have been allocated to us on the basis of direct usage when identifiable, with the remainder principally allocated on the basis of percent of revenue, headcount or other measures. During the three months ended June 30, 2024 we were allocated $(19,659) of gain on divestiture and $18,759 of general corporate expenses and for the three months ended June 25, 2023 were allocated $12,262 of general corporate expenses. General corporate expenses are included within selling, general and administrative expenses in the condensed combined statements of comprehensive loss. Management considers the basis on which the expenses have been allocated to reasonably reflect the utilization of services provided to or the benefit received by us during the periods presented. The allocations may not, however, reflect the expenses we would have incurred if we had been an independent company for the periods presented. Actual costs that may have been incurred if we had been an independent company would depend on several factors, including the organizational structure, whether functions were outsourced or performed by employees and strategic decisions made in areas such as information technology and infrastructure. We are unable to determine what such costs would have been had we been independent. Following the closing of the Sporting Products Sale (the “Closing”), we may perform these functions using its own resources or purchased services.
All intercompany transactions have been eliminated in the Vista Outdoor consolidation process. Related party transactions between us and Vista Outdoor have been included in these condensed combined financial statements. The aggregate net effect of related party transactions not historically settled in cash between us and Vista Outdoor has been reflected in the condensed combined balance sheets as “Parent company investment” and in the condensed combined statements of cash flows as “Net transfers to Parent” within financing activities.
Vista Outdoor utilizes a centralized approach to cash management and financing its operations. This arrangement is not reflective of the manner in which we would have been able to finance its operations had it been independent from Vista Outdoor. The cash and cash equivalents held by Vista Outdoor at the corporate level are not specifically identifiable to us and therefore have not been reflected in our condensed combined balance sheets. Cash transfers between Vista Outdoor and us are recorded through the Parent company investment account. Cash and cash equivalents in the condensed combined balance sheets represents cash and temporary investments held locally by us.
The condensed combined financial statements include certain assets and liabilities that have historically been held at the Vista Outdoor corporate level but are specifically identifiable or otherwise attributable to us. Vista Outdoor’s third-party debt and the related interest expense have not been allocated to us for any of the periods presented, as we are not the primary obligor of such debt.

Use of Estimates
Use of Estimates. The preparation of combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may differ from those estimates. We review our estimates to ensure that these estimates properly reflect changes in our business or as new information becomes available.
Use of Estimates. The preparation of condensed combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may differ from those estimates. We review our estimates to ensure that these estimates properly reflect changes in our business or as new information becomes available.
Defined Benefit Plan
Defined Benefit Plan
Certain of our employees participate in a defined benefit plan sponsored by Vista Outdoor (the “Plan”), which include participants of other Vista Outdoor operations that are accounted for by Vista Outdoor in accordance with accounting guidance for defined benefit pension plans. Accordingly, net periodic pension expense for our employees is allocated to us based upon the number of our participants in the Plan and reported in the combined statements of comprehensive income (loss). We do not record an asset or liability to recognize the funded or unfunded status of the Plan. Net periodic pension expense for these employees is recorded within cost of sales and selling, general and administrative expenses in the combined statements of comprehensive income (loss). During the fiscal years ended March 31, 2024, 2023, and 2022, pension cost allocated to us was immaterial in all periods.
Vista Outdoor’s net periodic pension expense and obligations are developed from actuarial valuations. Inherent in these valuations are key assumptions, including discount rates and long-term return on plan assets, retirement rates, mortality rates and other factors. Vista Outdoor’s selection of assumptions is based on historical trends and known economic and market conditions at the time of valuation, as well as independent studies of trends performed by actuaries. However, actual results may differ substantially from the estimates that were based on the critical assumptions. Actual results that differ from Vista Outdoor’s assumptions are accumulated and amortized over future periods and, therefore, generally affect Vista Outdoor’s recognized expense in such future periods. While Vista Outdoor management believes that the assumptions used are appropriate, significant differences in actual experience or significant changes in assumptions would affect Vista Outdoor’s net periodic pension expense and obligations. Furthermore, the assumptions used by Vista Outdoor may not be indicative of assumptions which we would have made on a standalone basis.
Defined Benefit Plan
Certain of our employees participate in a defined benefit plan sponsored by Vista Outdoor (the “Plan”), which include participants of other Vista Outdoor operations that are accounted for by Vista Outdoor in accordance with accounting guidance for defined benefit pension plans. Accordingly, net periodic pension expense for our employees is allocated to us based upon the number of our participants in the Plan and reported in the condensed combined statements of comprehensive loss. We do not record an asset or liability to recognize the funded or unfunded status of the Plan. Net periodic pension expense for these employees is recorded within cost of sales and selling, general and administrative expenses in the condensed combined statements of comprehensive loss. During the three months ended June 30, 2024 and June 25, 2023, pension cost allocated to us was immaterial in all periods.
Vista Outdoor’s net periodic pension expense and obligations are developed from actuarial valuations. Inherent in these valuations are key assumptions, including discount rates and long-term return on plan assets, retirement rates, mortality rates and other factors. Vista Outdoor’s selection of assumptions is based on historical trends and known economic and market conditions at the time of valuation, as well as independent studies of trends performed by actuaries. However, actual results may differ substantially from the estimates that were based on the critical assumptions. Actual results that differ from Vista Outdoor’s assumptions are accumulated and amortized over future periods and, therefore, generally affect Vista Outdoor’s recognized expense in such future periods. While Vista Outdoor management believes that the assumptions used are appropriate, significant differences in actual experience or significant changes in assumptions would affect Vista Outdoor’s net periodic pension expense and obligations. Furthermore, the assumptions used by Vista Outdoor may not be indicative of assumptions which we would have made on a standalone basis.